ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

                              PROSPECTUS SUPPLEMENT
                              DATED AUGUST 15, 2005

                         SUPPLEMENT TO THE PROSPECTUSES
                              DATED APRIL 29, 2005

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

                                    ISSUED BY

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
                                       AND

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

      ("GOLDENSELECT ACCESS" "GOLDENSELECT ESII" "GOLDENSELECT GENERATIONS"
                          "WELLS FARGO OPPORTUNITIES"
   "GOLDENSELECT LANDMARK" "WELLS FARGO LANDMARK" "GOLDENSELECT PREMIUM PLUS"
                             "SMARTDESIGN ADVANTAGE"
             "SMARTDESIGN SIGNATURE" "SMART DESIGN VARIABLE ANNUITY"
                     "SMARTDESIGN VARIABLE ANNUITY - NY" AND
                            "ING EMPIRE INNOVATIONS")

                      -------------------------------------

The information in this supplement updates and amends certain information concerning investment options contained in the above referenced variable annuity prospectuses, each dated April 29, 2005. Not all investment options are offered through every prospectus. Please read this supplement carefully and keep it with your prospectus for future reference.

ING LIFESTYLE PORTFOLIOS

Effective July 1, 2005, the ING T. Rowe Price Growth Equity Portfolio is added to the portfolios listed under, "The following portfolios are within the current group of ING portfolios included in one or more of the ING LifeStyle Portfolios" included in Appendix B, "The Investment Portfolios".

ING MERCURY FOCUS VALUE PORTFOLIO

Effective August 15, 2005, the portfolio name, "ING Mercury Focus Value Portfolio" is changed to "ING Mercury Large Cap Value Portfolio" wherever it appears in the prospectus to reflect the change in the portfolio name. Additionally, the description under the "Investment Objective" column in Appendix B is hereby deleted and replaced with the following to reflect a change in the investment objective of the portfolio:

            INVESTMENT OBJECTIVE

           Seeks long-term growth of capital. Invests at least 80% of its assets in a diversified portfolio of equity securities of large capitalization companies that the Portfolio Manager believes are undervalued.

137123-ING USA RLNY                    Page 1 of 2                      08/15/05
Fund Change Supp.(active)

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO

Effective August 29, 2005, the following changes are made to the disclosure concerning the ING Jennison Equity Opportunities Portfolio:

     1. The portfolio name, "ING Jennison Equity Opportunities Portfolio" is changed to "ING Wells Fargo Mid Cap Disciplined Portfolio" wherever it appears in the prospectus to reflect the change in the portfolio name;

     2. The investment subadviser, Jennison Associates, LLC, is changed to Wells Capital Management, Inc. in Appendix B, "The Investment Portfolios"; and

     3. The description under the "Investment Objective" column in Appendix B is hereby deleted and replaced with the following to reflect a change in the investment objective of the portfolio:

            INVESTMENT OBJECTIVE

            Seeks long-term capital growth. Normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies. The Portfolio manager defines mid-capitalization companies as those with market capitalizations within the range of companies comprising the Russell Midcap (R) Value Index at the time of purchase.

ING VAN KAMPEN COMSTOCK PORTFOLIO

The Fund Expense Table is amended to reflect an expense reduction for the ING Van Kampen Comstock Portfolio.

---------------------------- ------------- ---------------- ------------ -------------- -------------- ------------------
                                                                         TOTAL FUND
                                                                         ANNUAL
                                                                         EXPENSES                       NET FUND ANNUAL
                                           DISTRIBUTION                  WITHOUT                        EXPENSES AFTER
                              INVESTMENT   AND/OR SERVICE   OTHER        WAIVERS OR      TOTAL WAIVERS  WAIVERS OR
FUND NAME                    ADVISORY FEES (12B-1) FEES     EXPENSES     REDUCTIONS     OR REDUCTIONS   REDUCTIONS
---------------------------- ------------- ---------------- ------------ -------------- -------------- ------------------
---------------------------- ------------- ---------------- ------------ -------------- -------------- ------------------
ING Van Kampen Comstock         0.60%           0.25%           0.35%        1.20%          0.09%            1.11%
Portfolio  (1(5))
---------------------------- ------------- ---------------- ------------ -------------- -------------- ------------------

In addition, footnote (15) to the "Fund Expense Table" is revised to read as follows:

(15) Effective December 1, 2004, Management (Advisory) Fees were restated to reflect a decrease from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. In addition, ING Life Insurance and Annuity Company ("ILIAC") has contractually agreed to waive a portion of the management fee for ING Van Kampen Comstock Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for the Portfolio would equal 0.02%. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if ILIAC elects to renew it.


137123-ING USA RLNY                    Page 2 of 2                      08/15/05
Fund Change Supp.(active)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

ING USA ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                              DATED AUGUST 15, 2005

                         SUPPLEMENT TO THE PROSPECTUSES
                              DATED APRIL 29, 2005

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

                                    ISSUED BY

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

            ("GOLDENSELECT LEGENDS" AND "GOLDENSELECT OPPORTUNITIES")

                                    -------------------------------------


The information in this supplement updates and amends certain information concerning investment options contained in the above referenced variable annuity prospectuses, each dated April 29, 2005. Please read this supplement carefully and keep it with your prospectus for future reference.

ING MERCURY FOCUS VALUE PORTFOLIO

Effective August 15, 2005, the portfolio name, "ING Mercury Focus Value Portfolio" is changed to "ING Mercury Large Cap Value Portfolio" wherever it appears in the prospectus to reflect the change in the portfolio name. Additionally, the description under the "Investment Objective" column in Appendix B is hereby deleted and replaced with the following to reflect a change in the investment objective of the portfolio:

            INVESTMENT OBJECTIVE

           Seeks long-term growth of capital. Invests at least 80% of its assets in a diversified portfolio of equity securities of large capitalization companies that the Portfolio Manager believes are undervalued.

ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO

Effective August 29, 2005, the following changes are made to the disclosure concerning the ING Jennison Equity Opportunities Portfolio:

     1. The portfolio name, "ING Jennison Equity Opportunities Portfolio" is changed to "ING Wells Fargo Mid Cap Disciplined Portfolio" wherever it appears in the prospectus to reflect the change in the portfolio name;

     2. The investment subadviser, Jennison Associates, LLC, is changed to Wells Capital Management, Inc. in Appendix B, "The Investment Portfolios"; and

     3. The description under the "Investment Objective" column in Appendix B is hereby deleted and replaced with the following to reflect a change in the investment objective of the portfolio:

137125 - Legends-Opportunities         Page 1 of 3                      08/15/05
Fund Change Supp.

            INVESTMENT OBJECTIVE

            Seeks long-term capital growth. Normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies. The Portfolio manager defines mid-capitalization companies as those with market capitalizations within the range of companies comprising the Russell Midcap (R) Value Index at the time of purchase.

ING VAN KAMPEN COMSTOCK PORTFOLIO

The Fund Expense Table is amended to reflect an expense reduction for the ING Van Kampen Comstock Portfolio.


---------------------------- ------------- ---------------- ------------ -------------- -------------- ------------------
                                                                         TOTAL FUND
                                                                         ANNUAL
                                                                         EXPENSES                       NET FUND ANNUAL
                                           DISTRIBUTION                  WITHOUT                        EXPENSES AFTER
                              INVESTMENT   AND/OR SERVICE   OTHER        WAIVERS OR      TOTAL WAIVERS  WAIVERS OR
FUND NAME                    ADVISORY FEES (12B-1) FEES     EXPENSES     REDUCTIONS     OR REDUCTIONS   REDUCTIONS
---------------------------- ------------- ---------------- ------------ -------------- -------------- ------------------
---------------------------- ------------- ---------------- ------------ -------------- -------------- ------------------
ING Van Kampen Comstock         0.60%           0.25%           0.35%        1.20%          0.09%            1.11%
Portfolio  (1(4))
---------------------------- ------------- ---------------- ------------ -------------- -------------- ------------------

In addition, footnote (14) to the "Fund Expense Table" is revised to read as follows:

(14) Effective December 1, 2004, Management (Advisory) Fees were restated to reflect a decrease from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. In addition, ING Life Insurance and Annuity Company ("ILIAC") has contractually agreed to waive a portion of the management fee for ING Van Kampen Comstock Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for the Portfolio would equal 0.02%. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if ILIAC elects to renew it.

The list of investment portfolios available under the contract shown after the first page of the GoldenSelect Legends prospectus is deleted and replaced as follows:

The investment portfolios available under your Contract are:

ING INVESTORS TRUST                                             ING Van Kampen Real Estate Portfolio
ING AIM Mid Cap Growth Portfolio (Service 2)                        (Service 2)
ING Alliance Mid Cap Growth Portfolio                           ING Wells Fargo Mid Cap Disciplined Portfolio
    (Service 2)                                                     (Service 2)
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio                      ING PARTNERS, INC.
ING American Funds International Portfolio                      ING Baron Small Cap Growth Portfolio
ING Capital Guardian Managed Global Portfolio                       (Service Class)
    (Service 2)                                                 ING Fundamental Research Portfolio
ING Capital Guardian Small/Midcap Portfolio                         (Service Class)
    (Service 2)                                                 ING JPMorgan Fleming International Portfolio
ING Capital Guardian U.S. Equities Portfolio                        (Service Class)
    (Service 2)                                                 ING Oppenheimer Global Portfolio (Service Class)
ING Eagle Asset Capital Appreciation Portfolio                  ING Salomon Brothers Aggressive Growth Portfolio
    (Service 2)                                                     (Service Class)


137125 - Legends-Opportunities         Page 2 of 3                      08/15/05
Fund Change Supp.


ING Evergreen Omega Portfolio (Service 2)                       ING UBS U.S. Large Cap Equity Portfolio
ING FMRSM Diversified Mid Cap Portfolio                             (Service Class)
    (Service 2)                                                 ING Van Kampen Comstock Portfolio
ING FMRSM Earnings Growth Portfolio (Service 2)                     (Service Class)
ING Global Resources Portfolio (Service 2)                      ING Van Kampen Equity and Income Portfolio
ING Goldman Sachs Tollkeeper (SM) Portfolio                         (Service Class)
    (Service 2)
ING Janus Contrarian Portfolio (Service 2)                      ING VARIABLE INSURANCE TRUST
ING JPMorgan Emerging Markets Equity Portfolio                  ING GET U.S. Core Portfolio
    (Service  2)                                                ING VP Global Equity Dividend Portfolio
ING JPMorgan Small Cap Equity Portfolio
    (Service 2)                                                 ING VARIABLE PORTFOLIOS, INC.
ING JPMorgan Value Opportunities Portfolio                      ING VP Index Plus LargeCap Portfolio (Class S)
    (Service 2)                                                 ING VP Index Plus MidCap Portfolio (Class S)
ING Julius Baer Foreign Portfolio (Service 2)                   ING VP Index Plus SmallCap Portfolio (Class S)
ING Legg Mason Value Portfolio (Service 2)
ING Liquid Assets Portfolio (Service 2)                         ING VARIABLE PRODUCTS TRUST
ING Marsico Growth Portfolio (Service 2)                        ING VP Financial Services Portfolio (Class S)
ING Marsico International Opportunities Portfolio(Service)      ING VP SmallCap Opportunities Portfolio (Class S)
ING Mercury Large Cap Value Portfolio (Service 2)
ING MFS Mid Cap Growth Portfolio (Service 2)                    ING VP INTERMEDIATE BOND PORTFOLIO (CLASS S)
ING MFS Total Return Portfolio (Service 2)
ING Oppenheimer Main Street Portfolio (Service 2)               AIM VARIABLE INSURANCE FUNDS
ING PIMCO Core Bond Portfolio (Service 2)                       AIM V.I. Leisure Fund (Series I)
ING PIMCO High Yield Portfolio (Service)
ING Pioneer Fund Portfolio (Service)                            FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
ING Pioneer Mid Cap Value Portfolio (Service)                   Fidelity VIP Contrafund Portfolio (Service 2)
ING Salomon Brothers All Cap Portfolio (Service 2)              Fidelity VIP Equity-Income Portfolio (Service 2)
ING Salomon Brothers Investors Portfolio
    (Service 2)                                                 LIBERTY VARIABLE INSURANCE TRUST
ING T. Rowe Price Capital Appreciation Portfolio                Colonial Small Cap Value Fund (Class B)
    (Service 2)
ING T. Rowe Price Equity Income Portfolio                       PROFUNDS VP
    (Service 2)                                                 ProFund VP Bull
ING UBS U.S. Allocation Portfolio (Service 2)                   ProFund VP Europe 30
ING Van Kampen Equity Growth Portfolio                          ProFund VP Rising Rates Opportunity
    (Service 2)                                                 ProFund VP Small-Cap
ING Van Kampen Global Franchise Portfolio (Service 2)
ING Van Kampen Growth and Income Portfolio
    (Service 2)

137125 - Legends-Opportunities         Page 3 of 3                      08/15/05
Fund Change Supp.